CONSOLIDATED BALANCE SHEETS - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
ASSETS
Cash and cash equivalents	$ 14,202,317	$ 25,971,261
Short-term investments	53,770,674	5,064,904
Marketable securities	1,079,200	1,030,880
Other assets	954,853	1,282,915
CURRENT ASSETS	70,007,044	33,349,960
Property, plant and equipment	37,868	159,604
Right-of-use assets	57,654	172,611
Exploration and evaluation assets	122,690,820	110,236,198
ASSETS	192,793,386	143,918,373
LIABILITIES
Accounts payable and accrued liabilities	3,122,495	4,276,310
Current portion of lease obligation	33,408	185,515
CURRENT LIABILITIES	3,155,903	4,461,825
Lease obligations	27,231	12,298
LIABILITIES	3,183,134	4,474,123
SHAREHOLDERS' EQUITY
Share capital	272,544,984	216,289,331
Contributed surplus	38,916,835	38,084,656
Deficit	(121,851,567)	(114,929,737)
SHAREHOLDERS' EQUITY	189,610,252	139,444,250
LIABILITIES AND SHAREHOLDERS' EQUITY	$ 192,793,386	$ 143,918,373